Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation of the interim consolidated financial statements:

The Interim Consolidated Financial Statements have been prepared in accordance with International Accounting Standard ("IAS") 34, "Interim Financial Reporting". The significant accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2019 Annual Consolidated Financial Statements.